Investments in associates (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) share Warrant $ / shares shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Investments in associates	$ 304,911	$ 257,433
Interest rate, financing	7.00%
Warrants	$ 30,901	30,901
Purchase price, acquisition of assets		625,000	$ 500.6
Osisko Mining [Member]
Statements Line Items
Investments in associates	$ 18,000	$ 40,100
Shares held in associates | share	42,890,269
Net smelter return	1.00%
Exercise of NSR royalty	$ 2,000			$ 5,000
Proportion of ownership interest in associate	16.70%	15.50%	15.50%
Osisko Mining [Member] | Top of range [Member]
Statements Line Items
Percentage of increase in royalty	2.00%
Potential Nsr Royalty Percentage	3.50%
Osisko Mining [Member] | Bottom of range [Member]
Statements Line Items
Percentage of increase in royalty	1.00%
Potential Nsr Royalty Percentage	2.50%
Osisko Mining [Member] | Windfall Lake project [Member]
Statements Line Items
Net smelter return	1.50%
Falco [Member]
Statements Line Items
Investments in associates		$ 4,000
Shares held in associates | share	36,031,449
Net smelter return	17.80%	12.70%	12.70%
Financing agreement				$ 10,000
Interest rate, financing				7.00%
Debenture converted into common shares | shares	12,104,444
Warrant, number of securities called by warrants | shares	6,052,222
Exercise of warrants in associates, shares held | Warrant	0.75
Cash consideration	$ 6,500
Risk free interest rate	2.20%
Expected volatility rate	66.00%
Expected dividend rate	0.00%
Warrants	$ 500
Payment of up-front cash deposit	180,000
Secured bank loans received	$ 10
Borrowings, interest rate	7.00%
Principal amount	$ 7,000
Barkerville [Member]
Statements Line Items
Investments in associates	$ 7,000	$ 52,100
Shares held in associates | share	162,864,251
Proportion of ownership interest in associate	32.20%	32.70%	32.70%
Warrant, number of securities called by warrants | shares	10,000,000
Exercise of warrants in associates, shares held | Warrant	0.75
Percentage of increase in royalty	1.75%	0.75%	0.75%
Risk free interest rate	2.00%
Expected volatility rate	65.00%
Expected dividend rate	0.00%
Warrants	$ 900
Purchase price, acquisition of assets	19,100
Barkerville [Member] | Cariboo Gold project [Member]
Statements Line Items
Investments in associates	$ 20,000	$ 12,500
Net smelter return	1.75%	0.75%	0.75%
Percentage of additional cash consideration	1.00%
Cash consideration	$ 13,000
Barkerville [Member] | Cariboo Gold project [Member] | Top of range [Member]
Statements Line Items
Net smelter return	4.00%	2.25%	2.25%
Victoria [Member]
Statements Line Items
Investments in associates	$ 148,000
Shares held in associates | share	120,427,087
Net smelter return	15.40%	4.10%	4.10%
Equity interests of acquiree	$ 50,000
Victoria [Member] | Dublin Gulch Property [Member]
Statements Line Items
Investments in associates	$ 98,000
Percentage of NSR acquired	5.00%
Dalradian Resources Inc. [Member]
Statements Line Items
Cash consideration of common share | $ / shares	$ 1.47